Note 18 - Capital Stock (Details Textual) $ / shares in Units, $ in Thousands		12 Months Ended
	Feb. 28, 2024 USD ($) shares	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares
Common Stock, Dividends, Per Share, Declared | $ / shares		$ 0.3	$ 0.3
Proceeds from Issuance of Common Stock		$ 0	$ 286,924
Subordinate Voting Shares [Member]
Number of Votes for Subordinate Voting Shares		1
Stock Issued During Period, Shares, New Issues (in shares) | shares	2,479,500
Proceeds from Issuance of Common Stock	$ 300,019
Multiple Voting Shares [Member]
Number of Votes for Multiple Voting Shares		20